Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses [Abstract]
Accrued Compensation	$ 13,578	$ 10,268
Accrued Professional Fees	2,612	2,162
Accrued Inventory Purchases	340	315
Accrued IT Support	613	22
Accrued Legal Fees	79	287
Accrued Other	586	1,451
Total	$ 17,808	$ 14,505